MARKETABLE SECURITIES (Details Narrative) - Carlyle Commodities Corp. Shares [Member] - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Shares/Warrants held	550,000
Fair value	$ 139,284	$ 311,293
Fair value increase/decrease	(167,890)	$ (715,125)
Net loss for the year	$ 2,429